SHARE OPTIONS (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 07, 2024 kr / shares	Dec. 07, 2023 kr / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in nok per share) | kr / shares		kr 71
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise, incremental increase (in nok per share) | kr / shares	kr 5
Options estimated expected life			3 years 4 months 24 days
Share options, fair value assumptions, risk free interest rate range			3 years
Expected dividend as percentage, share options granted			0.00%
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued on exercise of options (in shares)			1,280,000	0	0	0
Share options, expiration period			5 years
Employee stock option | Share options, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			12 months
Share options, vesting percentage			27.50%
Employee stock option | Share options, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			24 months
Share options, vesting percentage			27.50%
Employee stock option | Share options, third tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			36 months
Share options, vesting percentage			45.00%
December 2021 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options forfeited (in shares)				86,100	86,100
Shares issued on exercise of options (in shares)				172,000	92,400
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares				$ 4.45
Number of share options outstanding (in shares)				1,021,900	1,101,500
Number of share options exercisable in share-based payment arrangement (in shares)					564,650
Amortisation from share-based payment transaction | $				$ 2.2	$ 10.7	$ 4.7
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share) | $ / shares				$ 2.17	$ 4.48
Weighted average share price | $ / shares				$ 14.19
Weighted average exercise price of share options granted in share based payment arrangement at fair value (in USD per share) | $ / shares			$ 6.54
Fair value, share options granted | $				$ 12.5	$ 17.5
Liabilities from share-based payment transactions | $				11.7	15.0
Intrinsic value of liabilities which has vested | $				$ 12.3	$ 9.0